Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Canon Inc. Stockholders Per Share Computations (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Disclosure [Line Items]
Net income attributable to Canon Inc.	¥ 254,797	¥ 230,483	¥ 224,564
Average common shares outstanding	1,112,509,931	1,147,933,835	1,173,647,835
Stock options	4,393	8,466	20,574
Diluted common shares outstanding	1,112,514,324	1,147,942,301	1,173,668,409
Net income attributable to Canon Inc. stockholders per share:
Basic	¥ 229.03	¥ 200.78	¥ 191.34
Diluted	¥ 229.03	¥ 200.78	¥ 191.34